LEASES (Schedule of Future Lease Payments of Operating Leases) (Details)	Sep. 30, 2019 USD ($)
Lessee Disclosure [Abstract]
2019	$ 32,432
2020	195,574
2021	201,501
2022	207,563
2023	213,781
2024	182,624
Total operating lease obligation	1,033,475
Less discounted interest	(148,381)
TOTAL	$ 885,094